Fair Value of Financial Instruments - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Derivative liabilities transferred out of Level 3 into Level 2	$ 316	$ 126
Derivative asset transferred out of Level 3 into Level 2		$ 135